Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Voyage revenue	$ 45,117,582	$ 29,789,036	$ 39,656,670
Related party revenue	240,000	240,000	240,000
Commissions (including, $475,792, $372,806 and $563,970, respectively, to related party)	(2,440,444)	(1,604,747)	(2,216,836)
Net revenue	42,917,138	28,424,289	37,679,834
Operating expenses
Voyage expenses	3,960,807	1,291,712	2,312,513
Vessel operating expenses (including, $305,150, $233,077 and $292,854, respectively, to related party)	21,911,730	18,161,862	25,204,593
Other operating income	(499,103)
Dry-docking expenses	698,800	2,204,784	1,912,407
Vessel depreciation	8,372,237	8,788,121	10,995,023
Related party management fees	4,042,353	3,179,596	4,151,335
Other general and administrative expenses (including $2,000,000, $2,000,000 and $2,000,000, respectively, to related party)	3,419,363	3,472,422	3,327,061
Net gain on sale of vessels (including $77,022, $27,741 and $46,238 to related party)	(803,811)	(10,597)	(461,586)
Loss on termination and impairment of shipbuilding contracts		7,050,179
Loss on write-down of vessels held for sale (including $28,055, $29,469 and $0, respectively, to related party)	4,595,819	5,924,668	1,641,885
Total operating expenses	45,698,195	50,062,747	49,083,231
Operating loss	(2,781,057)	(21,638,458)	(11,403,397)
Other income/(expenses)
Interest and other financing costs	(3,372,269)	(2,531,999)	(1,486,534)
(Loss) / gain on derivatives, net	61,556	(119,154)	(261,674)
Other investment income		1,024,714	1,212,938
Impairment of other investment		(4,421,452)
Foreign exchange gain / (loss)	(40,762)	(41,402)	22,421
Interest income	37,972	22,330	26,656
Other expenses, net	(3,313,503)	(6,066,963)	(486,193)
Equity loss in joint venture		(2,444,627)	(2,158,393)
Impairment in joint venture		(14,071,075)
Net loss	(6,094,560)	(44,221,123)	(14,047,983)
Dividends to Series B preferred shares	(1,808,811)	(1,725,699)	(1,639,149)
Net loss attributable to common shareholders	$ (7,903,371)	$ (45,946,822)	$ (15,687,132)
Loss per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (0.71)	$ (5.63)	$ (2.45)
Weighted average number of shares outstanding during the year, basic and diluted (in shares)	11,067,524	8,165,703	6,410,794